Taxes	6 Months Ended
Mar. 31, 2022
Taxes
Taxes

Note 16 – Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

CN Energy is incorporated in the British Virgin Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the British Virgin Islands.

Energy Holdings is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate, while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Khingan Forasen was approved as an HNTE in November 2016, Khingan Forasen and its branch office, Biopower Plant, are entitled to a reduced income tax rate of 15% beginning November 2016. On December 3, 2019, Khingan Forasen successfully renewed its HNTE certificate and is able to enjoy the reduced income tax rate in the next three years. In addition, according to the national comprehensive utilization of resources program, 10% of the revenue generated from selling certain products is exempt from income tax, upon approval by the tax authority. In fiscal year 2021, the local tax authority notified the Company that its revenue generated from activated carbon did not qualify for the tax exemption from 2018 to 2020 because activated carbon was not included in the program, and the Company paid approximately $135,000 income tax as assessed by the tax authority. Starting January 1, 2021, activated carbon has been included in the program, and the Company expects to be able to enjoy the income tax exemption going forward.

The impact of the reduced tax rate noted above decreased the Company’s income taxes by $98,118 and $139,968 for the six months ended March 31, 2022 and 2021, respectively. The benefits of the reduced tax rate and tax exemption on net income per share (basic and diluted) were $0.00 and $0.01 for the six months ended March 31, 2022 and 2021, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the six months ended March 31,
	2022	2021
China statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(17.3)%	(16.2)%
Research and development (“R&D”) tax credit	(4.3)%	(1.9)%
Effect of non-taxable government subsidy income	(0.7)%	(1.0)%
Non-PRC entities not subject to PRC tax	9.8%	9.2%
Change in valuation allowance	2.0%	0.9%
Others	1.7%	(0.7)%
Effective tax rate	16.2%	15.3%

The provision for income tax consisted of the following:

	For the six months ended March 31,
	2022	2021
Current income tax provision	$221,506	$125,904
Deferred income tax provision	(28,399)	5,999
Income tax provision	$193,107	$131,903

Note 16 – Taxes (Continued)

Deferred tax liabilities and assets attributable to different tax jurisdictions are not offset. Components of deferred tax assets and liabilities were as follows:

	March 31,	September 30,
	2022	2021
	(unaudited)
Deferred tax assets:

Net operating loss carryforwards	$67,591	$287,186
Allowance for doubtful accounts	29,490	29,209
Valuation allowance on net operating loss	(67,591)	(287,186)
Total	$29,490	$29,209

Deferred tax liabilities:
Accelerated depreciation of equipment	$70,280	$97,249
Total	$70,280	$97,249

The Company’s PRC subsidiaries had cumulative net operating loss of approximately $270,000 and $1,799,000 as of March 31, 2022 and September 30, 2021, respectively, which may be available for reducing future taxable income.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $67,591 and $287,186 was recorded against the gross deferred tax asset balance at March 31, 2022 and September 30, 2021, respectively. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss. The (recovery) addition in valuation allowance for the six months ended March 31, 2022 and 2021, was approximately ($219,595) and $17,241, respectively.